Equity - Summary of Shares Held By Employee Share Trusts (Detail) - USD ($) shares in Millions, $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Number of shares (in shares)	1.0	1.2	0.8
Carrying value	$ 59.0	$ 63.0	$ 35.0
Market value	$ 146.3	$ 144.9	$ 73.6